Common Stock and Additional Paid-in Capital - Schedule of Stock-based Compensation, Nonemployee Director Stock Award Plan, Activity (Detail) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Class of Stock [Line Items]
Stock-based compensation expense	$ 292,000	$ 4,274,000	$ 1,017,000	$ 1,713,000
Research and Development Expense
Class of Stock [Line Items]
Stock-based compensation expense		918,000	203,000	251,000
General and Administrative
Class of Stock [Line Items]
Stock-based compensation expense	$ 292,000	$ 3,356,000	$ 814,000	$ 1,462,000